INCOME TAXES (Disclosure of deferred taxes) (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Recognised deferred tax assets and liabilities
Non-capital losses carry-forwards	$ 78,000	$ 120,000
Right-of-use assets	(78,000)	(120,000)
Net deferred tax assets	$ 0	$ 0